Segment Reporting	6 Months Ended
Jun. 30, 2011
Segment Reporting [Abstract]
Segment Reporting
5.	Segment Reporting
The following table includes results for the Partnership’s segments for the periods presented in these financial statements.

	Three Months Ended June 30,
	2011			2010
		Conventional			Conventional
	Liquefied Gas	Tanker		Liquefied Gas	Tanker
	Segment	Segment	Total	Segment	Segment	Total
	$	$	$	$	$	$

Voyage revenues	65,885	26,362	92,247	65,822	26,024	91,846
Voyage expenses	61	624	685	122	371	493
Vessel operating expenses	13,145	10,243	23,388	12,744	9,297	22,041
Depreciation and amortization	15,081	7,090	22,171	15,394	7,013	22,407
General and administrative (1)	3,941	2,594	6,535	2,626	2,411	5,037
Restructuring charge	—	—	—	—	126	126

Income from vessel operations	33,657	5,811	39,468	34,936	6,806	41,742

	Six Months Ended June 30,
	2011			2010
		Conventional			Conventional
	Liquefied Gas	Tanker		Liquefied Gas	Tanker
	Segment	Segment	Total	Segment	Segment	Total
	$	$	$	$	$	$

Voyage revenues	131,678	53,788	185,466	131,608	52,730	184,338
Voyage expenses	70	985	1,055	95	539	634
Vessel operating expenses	24,222	19,973	44,195	24,160	18,909	43,069
Depreciation and amortization	30,205	14,315	44,520	30,632	13,931	44,563
General and administrative (1)	7,265	5,596	12,861	5,370	5,059	10,429
Restructuring charge	—	—	—	—	175	175

Income from vessel operations	69,916	12,919	82,835	71,351	14,117	85,468

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).
A reconciliation of total segment assets to total assets presented in the consolidated balance sheets is as follows:

	June 30,	December 31,
	2011	2010
	$	$

Total assets of the liquefied gas segment	2,880,137	2,866,541
Total assets of the conventional tanker segment	560,211	568,393
Cash and cash equivalents	74,508	81,055
Accounts receivable and prepaid expenses	16,955	25,273
Advances to affiliates	3,157	6,133

Consolidated total assets	3,534,968	3,547,395